SUBSEQUENT EVENT (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Subsequent Event (Details) [Abstract]
Fixed Debt Instrument Principal Outstanding, Maturing 2023	$ 306
Variable Debt Instrument Principal Outstanding, Maturing 2018	$ 102
Fixed Debt Instrument Stated Pecentage Rate	6.30%
U. S. Dollar Fixed Debt Instrument Stated Pecentage Rate	4.12%
U. S. Dollar Variable Debt Instrument Stated Pecentage Rate	2.66%